Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000215087 | U.S. Government Agency Adjustable Rate Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215087 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000215087 | U.S. Government Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000215087 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000215087 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000215087 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	83.00%
C000024691 | U.S. Government Agency Adjustable Rate Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000024691 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000024691 | U.S. Government Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000024691 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000024691 | U.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000024691 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	83.00%